CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Q2) - USD ($) $ in Thousands	Total		Common Stock	Additional Paid-in- Capital		Accumulated Deficit
Beginning balance at Dec. 31, 2019	$ 2,701		$ 15	$ 8,551		$ (5,877)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation/exercise of stock options (in shares)			33,000
Exercise of stock options	12		$ 0	12		0
Issue of common stock (in shares)			0
Issue of common stock	11,500		$ 0	11,495		0
Net loss	$ (1,598)		$ 0	0		(1,598)
Ending balance (in shares) at Dec. 31, 2020	13,200,875		17,660,258
Ending balance at Dec. 31, 2020	$ 9,526		$ 2	16,999		(7,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation/exercise of stock options (in shares)			67,535
Stock-based compensation	237			237
Issue of common stock (in shares)			39,762
Issue of common stock	50			50
Net loss	$ (2,572)					(2,572)
Ending balance (in shares) at Jun. 30, 2021	17,767,555		17,767,555
Ending balance at Jun. 30, 2021	$ 7,241		$ 2	17,286		(10,047)
Beginning balance (in shares) at Dec. 31, 2020	13,200,875		17,660,258
Beginning balance at Dec. 31, 2020	$ 9,526		$ 2	16,999		(7,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation/exercise of stock options (in shares)			160,000
Exercise of stock options	38		$ 0	38		0
Issue of common stock (in shares)			67,000
Issue of common stock	50		$ 0	50		0
Net loss	$ (5,750)		$ 0	0		(5,750)
Ending balance (in shares) at Dec. 31, 2021	17,862,108		17,862,108
Ending balance at Dec. 31, 2021	$ 4,459	[1]	$ 2	17,682	[1]	(13,225)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation/exercise of stock options (in shares)			334,418
Stock-based compensation	1,226			1,226
Exercise of stock options	82			82
Recapitalization (in shares)			7,093,744
Recapitalization	2,836		$ 1	2,835
Net loss	$ (5,476)					(5,476)
Ending balance (in shares) at Jun. 30, 2022	25,290,270
Ending balance at Jun. 30, 2022	$ 3,127
Beginning balance (in shares) at Mar. 31, 2022			25,290,270
Beginning balance at Mar. 31, 2022			$ 3	$ 21,825		$ (18,701)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (2,611)
Ending balance (in shares) at Jun. 30, 2022	25,290,270
Ending balance at Jun. 30, 2022	$ 3,127

[1]	Derived from audited consolidated financial statements